Note 3 - Summary of Significant Accounting Policies 1 (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Goodwill, Impairment Loss	$ 0	$ 0